Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of revenue by activity [Table Text Block]	Revenue Analysis by Activity

	Year ended December 31,
$000s	2021	2020	2019
Seajacks business:*
Time charter revenue	$20,724	$—	$—
Service revenue	1,486	—	—
Project revenue	18,254	—	—
Construction supervision revenue	1,439	—	—
Total Seajacks revenue	41,903	—	—
Dry bulk business (sold) **	102,130	163,732	224,579
Total revenues	$144,033	$163,732	$224,579

*post-acquisition
** business exit completed by July 2021

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]	Revenue attribution is determined by location of project.

$000s	Year ended December 31,
Geographical analysis:	2021*
Asia:
Japan	18,979
China	16,050
Total Asia	35,029
Europe:
Netherlands	5,479
Total Europe	5,479
USA	1,395
Total Seajacks Revenue	$41,903

*post-acquisition